American Century Investments®
Quarterly Portfolio Holdings
Mid Cap Value Fund
December 31, 2024

Mid Cap Value - Schedule of Investments
DECEMBER 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 98.5%
Aerospace and Defense — 1.1%
Huntington Ingalls Industries, Inc.	60,298	11,394,513
L3Harris Technologies, Inc.	358,078	75,296,642
		86,691,155
Automobile Components — 1.0%
Aptiv PLC(1)	348,885	21,100,565
BorgWarner, Inc.	1,718,146	54,619,861
		75,720,426
Banks — 6.4%
Commerce Bancshares, Inc.	1,692,748	105,475,128
First Hawaiian, Inc.	1,666,901	43,256,081
PNC Financial Services Group, Inc.	175,383	33,822,612
Truist Financial Corp.	3,143,055	136,345,726
U.S. Bancorp	2,904,257	138,910,612
Westamerica BanCorp	793,877	41,646,787
		499,456,946
Beverages — 1.9%
Heineken NV	940,957	67,061,179
Pernod Ricard SA	704,558	79,605,811
		146,666,990
Capital Markets — 4.6%
AllianceBernstein Holding LP	957,470	35,512,562
Bank of New York Mellon Corp.	1,372,760	105,469,151
Northern Trust Corp.	1,251,071	128,234,777
T. Rowe Price Group, Inc.	835,842	94,525,372
		363,741,862
Chemicals — 1.3%
Akzo Nobel NV	989,313	59,381,494
PPG Industries, Inc.	372,796	44,530,482
		103,911,976
Commercial Services and Supplies — 0.9%
ABM Industries, Inc.	809,787	41,444,899
Republic Services, Inc.	155,596	31,302,803
		72,747,702
Communications Equipment — 0.8%
F5, Inc.(1)	255,359	64,215,128
Construction and Engineering — 1.1%
Vinci SA	870,370	89,610,271
Consumer Staples Distribution & Retail — 2.4%
Dollar Tree, Inc.(1)	972,375	72,869,782
Koninklijke Ahold Delhaize NV	3,601,086	117,681,503
		190,551,285
Containers and Packaging — 1.6%
Graphic Packaging Holding Co.	3,490,040	94,789,486
Packaging Corp. of America	131,304	29,560,470
		124,349,956
Electric Utilities — 6.7%
Duke Energy Corp.	422,015	45,467,896
Edison International	1,783,661	142,407,494
Evergy, Inc.	1,913,368	117,767,801

Eversource Energy	1,869,251	107,351,085
Xcel Energy, Inc.	1,637,358	110,554,412
		523,548,688
Electrical Equipment — 1.0%
Emerson Electric Co.	629,791	78,049,999
Electronic Equipment, Instruments and Components — 0.8%
TE Connectivity PLC	456,674	65,290,682
Energy Equipment and Services — 1.0%
Baker Hughes Co.	1,979,183	81,186,087
Financial Services — 0.5%
Edenred SE	1,205,103	39,618,959
Food Products — 3.2%
Conagra Brands, Inc.	5,453,832	151,343,838
General Mills, Inc.	1,547,187	98,664,115
		250,007,953
Gas Utilities — 2.0%
ONE Gas, Inc.	1,041,738	72,140,357
Spire, Inc.	1,302,699	88,362,073
		160,502,430
Ground Transportation — 2.5%
CSX Corp.	2,153,255	69,485,539
Norfolk Southern Corp.	546,738	128,319,409
		197,804,948
Health Care Equipment and Supplies — 8.6%
Becton Dickinson & Co.	541,566	122,865,078
Dentsply Sirona, Inc.	1,927,940	36,592,301
Envista Holdings Corp.(1)	2,855,409	55,080,840
GE HealthCare Technologies, Inc.	986,159	77,097,911
Hologic, Inc.(1)	850,389	61,304,543
Medtronic PLC	896,005	71,572,879
Teleflex, Inc.	88,049	15,670,961
Zimmer Biomet Holdings, Inc.	2,218,605	234,351,246
		674,535,759
Health Care Providers and Services — 8.2%
Cardinal Health, Inc.	731,527	86,517,698
Cencora, Inc.	261,638	58,784,826
Centene Corp.(1)	1,062,183	64,347,046
Henry Schein, Inc.(1)	2,257,548	156,222,321
Labcorp Holdings, Inc.	530,424	121,636,832
Quest Diagnostics, Inc.	697,851	105,277,802
Universal Health Services, Inc., Class B	290,347	52,094,059
		644,880,584
Health Care REITs — 1.6%
Healthpeak Properties, Inc.	2,840,226	57,571,381
Ventas, Inc.	1,193,735	70,299,054
		127,870,435
Household Durables — 0.7%
Mohawk Industries, Inc.(1)	488,510	58,196,196
Household Products — 2.8%
Henkel AG & Co. KGaA, Preference Shares	662,896	58,176,382
Kimberly-Clark Corp.	891,542	116,827,664
Reckitt Benckiser Group PLC	738,777	44,718,730
		219,722,776
Insurance — 4.5%
Allstate Corp.	550,919	106,211,674

Hanover Insurance Group, Inc.	523,095	80,901,873
Reinsurance Group of America, Inc.	155,181	33,151,317
Willis Towers Watson PLC	429,070	134,401,887
		354,666,751
IT Services — 2.0%
Amdocs Ltd.	1,172,151	99,796,936
Cognizant Technology Solutions Corp., Class A	739,109	56,837,482
		156,634,418
Life Sciences Tools and Services — 0.9%
ICON PLC(1)	174,874	36,672,827
IQVIA Holdings, Inc.(1)	177,473	34,875,219
		71,548,046
Machinery — 3.0%
Cummins, Inc.	62,184	21,677,342
Dover Corp.	167,086	31,345,334
Oshkosh Corp.	1,072,863	101,997,085
Timken Co.	573,025	40,896,794
Weir Group PLC	1,493,645	40,687,869
		236,604,424
Media — 1.9%
Fox Corp., Class B	582,107	26,625,574
Interpublic Group of Cos., Inc.	2,788,225	78,126,065
Omnicom Group, Inc.	505,753	43,514,988
		148,266,627
Metals and Mining — 0.5%
Reliance, Inc.	146,001	39,312,229
Multi-Utilities — 2.4%
Northwestern Energy Group, Inc.	2,229,660	119,197,623
WEC Energy Group, Inc.	720,295	67,736,542
		186,934,165
Oil, Gas and Consumable Fuels — 4.6%
Coterra Energy, Inc.	2,582,360	65,953,474
Enterprise Products Partners LP	5,017,155	157,337,981
EQT Corp.	1,335,998	61,602,868
Occidental Petroleum Corp.	1,620,198	80,053,983
		364,948,306
Passenger Airlines — 1.2%
Southwest Airlines Co.	2,898,771	97,456,681
Personal Care Products — 1.8%
Estee Lauder Cos., Inc., Class A	781,749	58,615,540
Kenvue, Inc.	3,865,614	82,530,859
		141,146,399
Residential REITs — 1.8%
Equity Residential	1,334,039	95,730,639
Essex Property Trust, Inc.	161,778	46,177,912
		141,908,551
Retail REITs — 3.1%
Agree Realty Corp.	883,827	62,265,612
Realty Income Corp.	2,270,646	121,275,203
Regency Centers Corp.	814,208	60,194,398
		243,735,213
Semiconductors and Semiconductor Equipment — 0.8%
ON Semiconductor Corp.(1)	943,585	59,493,034
Specialized REITs — 2.5%
American Tower Corp.	283,442	51,986,097

Public Storage	255,260	76,435,055
VICI Properties, Inc.	2,211,905	64,609,745
		193,030,897
Technology Hardware, Storage and Peripherals — 1.2%
HP, Inc.	2,906,154	94,827,805
Trading Companies and Distributors — 3.6%
Beacon Roofing Supply, Inc.(1)	989,026	100,465,261
Bunzl PLC	1,786,256	73,549,338
MSC Industrial Direct Co., Inc., Class A	1,399,990	104,565,253
		278,579,852
TOTAL COMMON STOCKS (Cost $7,012,765,824)		7,747,972,591
SHORT-TERM INVESTMENTS — 1.2%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	294,153	294,153
Repurchase Agreements — 1.2%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 9/15/27, valued at $14,058,293), in a joint trading account at 4.40%, dated 12/31/24, due 1/2/25 (Delivery value $13,781,870)		13,778,502
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.50% - 3.50%, 1/15/28 - 1/31/28 , valued at $82,606,869), at 4.45%, dated 12/31/24, due 1/2/25 (Delivery value $81,007,022)		80,987,000
		94,765,502
TOTAL SHORT-TERM INVESTMENTS (Cost $95,059,655)		95,059,655
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $7,107,825,479)		7,843,032,246
OTHER ASSETS AND LIABILITIES — 0.3%		23,637,677
TOTAL NET ASSETS — 100.0%		$7,866,669,923

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	109,414,103	EUR	103,764,047	Bank of America N.A.	3/28/25	$1,522,996
USD	109,330,988	EUR	103,764,046	Goldman Sachs & Co.	3/28/25	1,439,881
USD	109,283,723	EUR	103,764,046	JPMorgan Chase Bank N.A.	3/28/25	1,392,616
USD	109,341,364	EUR	103,764,046	UBS AG	3/28/25	1,450,257
GBP	3,025,516	USD	3,841,921	Bank of America N.A.	3/28/25	(56,696)
USD	68,110,479	GBP	53,807,610	Bank of America N.A.	3/28/25	791,742
USD	3,684,103	GBP	2,899,180	Bank of America N.A.	3/28/25	56,938
USD	68,094,337	GBP	53,807,610	Goldman Sachs & Co.	3/28/25	775,600
						$7,373,334

NOTES TO SCHEDULE OF INVESTMENTS
EUR	–	Euro
GBP	–	British Pound
USD	–	United States Dollar
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Beverages	—	$146,666,990	—
Chemicals	$44,530,482	59,381,494	—
Construction and Engineering	—	89,610,271	—
Consumer Staples Distribution & Retail	72,869,782	117,681,503	—
Financial Services	—	39,618,959	—
Household Products	116,827,664	102,895,112	—
Machinery	195,916,555	40,687,869	—
Trading Companies and Distributors	205,030,514	73,549,338	—
Other Industries	6,442,706,058	—	—
Short-Term Investments	294,153	94,765,502	—
	$7,078,175,208	$764,857,038	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$7,430,030	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$56,696	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.